Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of the Calculation of Basic and Diluted Net Income Per Share
The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Years Ended December 31,
	2021	2020	2019
Numerator:
Net income applicable to common shareholders — basic	$78,108	$53,623	$36,325
Dilutive effect of assumed conversion of convertible debt	—	2,687	7,311
Net income applicable to common shareholders — diluted	$78,108	$56,310	$43,636
Denominator:
Weighted average shares outstanding — basic	2,303,200	1,807,410	1,192,725
Dilutive effect of assumed conversion of convertible debt	—	295,028	715,258
Dilutive effect of assumed conversion of warrants	—	46,676	87,148
Weighted average shares outstanding — diluted	2,303,200	2,149,114	1,995,131
Basic net income per share	$33.91	$29.67	$30.46
Diluted net income per share	$33.91	$26.20	$21.87